Notes to the Balance Sheet - Summary of Other Receivables (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Receivables [Line Items]
Other Receivables	€ 2,000,000	€ 1,100,000
Anti-dilution right (other receivable)	9,832,000	€ 0
Increase in business valuation [Member]
Other Receivables [Line Items]
Anti-dilution right (other receivable)	9,100,000
Decrease in business valuation [Member]
Other Receivables [Line Items]
Anti-dilution right (other receivable)	10,600,000
Additions [Member]
Other Receivables [Line Items]
Adjustments for decrease (increase) in trade and other receivables	10,377,000
Reclassification from Investments in Associates [Member]
Other Receivables [Line Items]
Adjustments for decrease (increase) in trade and other receivables	(160,000)
Through Profit / Loss [Member]
Other Receivables [Line Items]
Adjustments for decrease (increase) in trade and other receivables	(386,000)
HI-Bio [Member]
Other Receivables [Line Items]
Anti-dilution right (other receivable)	€ 9,800,000